UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: January 31, 2019

Date of reporting period: July 31, 2018

Item 1. Reports	to Stockholders.

JULY 31, 2018

SEMI-ANNUAL REPORT

SEI Daily Income Trust

Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.9%
FFCB
2.044%, VAR ICE LIBOR USD 1 Month+-0.030%, 08/13/2018	$40,075	$40,075
2.192%, VAR ICE LIBOR USD 1 Month+0.105%, 09/06/2018	69,315	69,315
1.000%, 01/07/2019	15,785	15,701
2.047%, VAR ICE LIBOR USD 1 Month+-0.050%, 02/07/2020	79,365	79,364
FHLB
1.927%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/15/2018	28,960	28,960
1.936%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/22/2018	57,925	57,925
1.975%, VAR ICE LIBOR USD 1 Month+-0.115%, 10/03/2018	57,000	57,000
1.930%, VAR ICE LIBOR USD 1 Month+-0.140%, 10/26/2018	28,500	28,500
1.982%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/01/2018	110,000	110,000
1.992%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/02/2018	19,500	19,500
2.007%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2018	120,000	120,000
1.922%, VAR ICE LIBOR USD 1 Month+-0.150%, 11/14/2018	66,085	66,085
1.942%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/15/2018	75,000	75,000
1.949%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/16/2018	110,885	110,884
1.961%, VAR ICE LIBOR USD 1 Month+-0.125%, 11/20/2018	55,325	55,330
1.962%, VAR ICE LIBOR USD 1 Month+-0.120%, 12/19/2018	30,445	30,448
2.004%, VAR ICE LIBOR USD 1 Month+-0.078%, 12/21/2018	44,735	44,732
2.006%, VAR ICE LIBOR USD 3 Month+-0.330%, 12/28/2018	35,735	35,735
1.952%, VAR ICE LIBOR USD 1 Month+-0.140%, 01/02/2019	38,935	38,920
1.974%, VAR ICE LIBOR USD 1 Month+-0.090%, 01/25/2019	65,345	65,345
1.952%, VAR ICE LIBOR USD 1 Month+-0.130%, 02/01/2019	49,095	49,095
2.020%, VAR ICE LIBOR USD 1 Month+-0.080%, 02/04/2019	135,000	135,000

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.949%, VAR ICE LIBOR USD 1 Month+-0.115%, 02/25/2019	$42,730	$42,730
1.944%, VAR ICE LIBOR USD 1 Month+-0.120%, 03/25/2019	87,345	87,345
2.016%, VAR ICE LIBOR USD 3 Month+-0.320%, 03/27/2019	59,970	59,970
1.985%, VAR ICE LIBOR USD 1 Month+-0.115%, 06/04/2019	58,135	58,135
2.166%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/12/2019	23,955	23,950
2.165%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/20/2019	55,365	55,365
1.998%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/11/2019	93,315	93,315
1.981%, VAR ICE LIBOR USD 1 Month+-0.105%, 07/19/2019	118,295	118,295
1.997%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	51,990	51,990
2.186%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	29,005	29,005
2.033%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	41,910	41,910
FHLB DN (A)
1.698%, 08/01/2018	46,515	46,515
1.894%, 08/02/2018	33,605	33,603
1.901%, 08/03/2018	39,770	39,766
1.850%, 08/08/2018	65,795	65,771
1.915%, 08/21/2018	14,835	14,819
1.899%, 08/22/2018	96,455	96,348
1.936%, 08/29/2018	51,695	51,618
1.921%, 09/06/2018	60,000	59,885
1.939%, 09/07/2018	49,355	49,257
1.921%, 09/12/2018	11,590	11,564
1.935%, 09/19/2018	128,525	128,188
1.939%, 09/21/2018	68,145	67,956
1.980%, 10/09/2018	42,265	42,106
2.005%, 10/17/2018	74,050	73,734
2.020%, 10/22/2018	6,945	6,913
2.000%, 10/24/2018	101,810	101,338
2.000%, 10/26/2018	53,850	53,594
2.188%, 01/30/2019	40,270	39,830
FHLMC DN
1.898%, 08/20/2018 (A)	51,685	51,633

Total U.S. Government Agency Obligations (Cost $3,029,362) ($ Thousands)		3,029,362

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bills (A)
1.844%, 08/02/2018	134,280	134,274
1.746%, 08/09/2018	149,175	149,119
1.883%, 08/16/2018	236,325	236,150

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.871%, 08/23/2018	$33,850	$33,813
1.887%, 09/13/2018	187,575	187,156
1.913%, 09/27/2018	11,930	11,894
1.924%, 10/04/2018	125,000	124,577
2.006%, 10/25/2018	86,875	86,468
2.010%, 11/01/2018	121,500	120,886
2.097%, 12/20/2018	7,755	7,692
2.107%, 12/27/2018	325,000	322,214
2.163%, 01/17/2019	150,000	148,493
2.184%, 01/31/2019	125,000	123,635
U.S. Treasury Notes
0.875%, 10/15/2018	12,615	12,594
1.375%, 11/30/2018	10,285	10,272
1.500%, 01/31/2019	14,380	14,331
1.500%, 03/31/2019	65,000	64,664

Total U.S. Treasury Obligations (Cost $1,788,232) ($ Thousands)		1,788,232

REPURCHASE AGREEMENTS(B) — 37.1%
Barclays Bank 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $101,005,359 (collateralized by various U.S. Treasury obligations, ranging in par value $ 100 - $42,000,500, 1.000% - 6.125%, 06/30/2019 - 05/15/2039; with total market value $103,020,050)	101,000	101,000
BNP Paribas 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $100,005,306 (collateralized by various U.S. Treasury obligations, ranging in par value $0.04 - $40,383,800, 0.000% - 4.750%, 11/15/2019 - 08/15/2047; with total market value $102,000,058)	100,000	100,000
Citigroup Global 1.930%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $9,000,483 (collateralized by various U.S. Treasury obligations, ranging in par value $ 100 - $6,376,700, 0.000% - 2.000%, 08/30/2018 -2/15/2025; with total market value $9,180,000.02)	9,000	9,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Citigroup Global 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $375,019,896 (collateralized by various U.S. Treasury obligations, ranging in par value $ 190,681,700 - $197,194,200, 0.000% - 2.500%, 06/20/2019 - 3/31/2023; with total market value $382,500,028)	$375,000	$375,000
Credit Suisse 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $100,005,306 (collateralized by various U.S. Treasury obligations, ranging in par value $173,700 - $109,972,800, 1.250% - 1.625%, 03/15/2020 - 07/31/2023; with total market value $ 102,000,093)	100,000	100,000
Goldman Sachs 1.900%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $350,018,472 (collateralized by FFCB, FNMA, FHLMC, FHLB, and U.S. Treasury obligations ranging in par value $380,000 - $110,588,800, 0.875% - 4.150%, 08/05/2019 -02/02/2043; with total market value $357,000,118.90)	350,000	350,000
Goldman Sachs 1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $95,004,988 (collateralized U.S. Treasury obligation, par value $99,308,500, 2.000%, 12/31/2021; with total market value $96,900,049)	95,000	95,000
J.P. Morgan 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $295,015,651 (collateralized by various U.S. Treasury obligations, ranging in par value $49,500 - $90,145,000, 0.000%, 8/15/2018 - 2/15/2048; with total market value $300,901,696)	295,000	295,000
Merrill Lynch 1.930%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $150,008,042 (collateralized by GNMA, FNMA, and FHLMC obligations, ranging in par value $6,300,000 - 261,573,039, 0.989% - 5.500%, 10/25/2034 - 12/20/2066; with total market value $157,500,000)	150,000	150,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Mizuho Securities 1.950%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $79,004,279 (collateralized by U.S. Treasury obligation, par value $80,930,700, 0.000%, 10/18/2018; with total market value $80,580,027.28)	$79,000	$79,000
MUFG Securities 1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $280,014,700 (collateralized by various U.S. Treasury obligations, ranging in par value $176,000 - $59,950,400, 0.000% - 3.875%, 9/15/2018 - 5/15/2048; with total market value $285,600,004)	280,000	280,000
Natixis 1.930%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $65,003,485 (collateralized by FNMA, FNMA, FHLMC, and U.S. Treasury obligations, ranging in par value $100 - $61,777,263, 0.000% - 6.000%, 11/08/2018 - 03/01/2047; with total market value $66,869,006)	65,000	65,000
Natixis 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $25,001,326 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $16,222,400, 0.875% - 5.375%, 04/15/2019 - 05/15/2046; with total market value $25,500,007)	25,000	25,000
TD Securities 1.920%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $275,014,667 (collateralized by various U.S. Treasury obligations, ranging in par value $ 11,660,600 - $41,421,800, 1.250% - 2.875%, 11/30/2018 - 07/31/2025; with total market value $280,500,075)	275,000	275,000
TD Security 1.930%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $101,005,361 (collateralized by FNMA obligations, ranging in par value $9,396,014 - $92,071,989, 4.00%, 7/1/2048; with total market value $103,000,000)	100,000	100,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
The Bank of Nova Scotia 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $10,000,531 (collateralized by various U.S. Treasury obligations, ranging in par value $4,108,200 - $5,998,700, 0.125% - 1.250%, 08/31/2019 - 07/15/2024; with total market value $10,200,565)	$10,000	$10,000
Wells Fargo 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $275,014,590 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $50,000,000, 0.000% - 3.500%, 08/9/2018 - 05/15/2028; with total market value $ 280,500,070)	275,000	275,000

Total Repurchase Agreements (Cost $2,684,000) ($ Thousands)		2,684,000

Total Investments — 103.8% (Cost $7,501,594) ($ Thousands)		$7,501,594

Percentages are based on Net Assets of $7,226,326 ($ Thousands).

(A)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2018.

(B)	Tri-Party Repurchase Agreement.

DN – Discount Note

FFCB – Federal Farm Credit Bank

ICE – Intercontinental Exchange

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LIBOR – London Interbank Offered Rate

Ser – Series

USD – United States Dollar

VAR – Variable Rate

As of July 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Government II Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 68.6%
FFCB
2.044%, VAR ICE LIBOR USD 1 Month+-0.030%, 08/13/2018	$9,925	$9,925
1.000%, 01/07/2019	4,215	4,192
2.012%, VAR ICE LIBOR USD 1 Month+-0.085%, 05/07/2019	29,000	28,999
2.047%, VAR ICE LIBOR USD 1 Month+-0.050%, 02/07/2020	20,870	20,870
FFCB DN (A)
2.150%, 01/15/2019 (A)	18,930	18,744
FHLB
1.932%, VAR ICE LIBOR USD 1 Month+-0.160%, 08/01/2018	5,545	5,545
1.927%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/15/2018 to 08/15/2018	7,220	7,220
1.936%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/22/2018	14,445	14,445
1.975%, VAR ICE LIBOR USD 1 Month+-0.115%, 10/03/2018	15,500	15,500
1.930%, VAR ICE LIBOR USD 1 Month+-0.140%, 10/26/2018	7,500	7,500
2.007%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2018	29,060	29,060
1.922%, VAR ICE LIBOR USD 1 Month+-0.150%, 11/14/2018	17,405	17,405
1.942%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/15/2018	15,000	15,000
1.949%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/16/2018	26,530	26,530
1.961%, VAR ICE LIBOR USD 1 Month+-0.125%, 11/20/2018	13,620	13,621
1.962%, VAR ICE LIBOR USD 1 Month+-0.120%, 12/19/2018	7,700	7,701
2.004%, VAR ICE LIBOR USD 1 Month+-0.078%, 12/21/2018 to 12/21/2018	29,485	29,484
1.952%, VAR ICE LIBOR USD 1 Month+-0.140%, 01/02/2019	11,065	11,061
1.974%, VAR ICE LIBOR USD 1 Month+-0.090%, 01/25/2019	15,470	15,470
1.942%, VAR ICE LIBOR USD 1 Month+-0.130%, 01/28/2019	10,580	10,580
2.020%, VAR ICE LIBOR USD 1 Month+-0.080%, 02/04/2019	15,000	15,000
1.949%, VAR ICE LIBOR USD 1 Month+-0.115%, 02/25/2019	11,135	11,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.944%, VAR ICE LIBOR USD 1 Month+-0.120%, 03/25/2019	$17,000	$17,000
2.016%, VAR ICE LIBOR USD 3 Month+-0.320%, 03/27/2019	14,910	14,910
2.166%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/12/2019	6,510	6,508
2.165%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/20/2019 to 06/20/2019	14,615	14,615
1.981%, VAR ICE LIBOR USD 1 Month+-0.105%, 07/19/2019	30,645	30,645
2.001%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/22/2019	8,130	8,129
1.997%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	14,270	14,270
2.186%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	8,040	8,040
2.033%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	10,850	10,850
FHLB DN(A)
1.698%, 08/01/2018 (A)	48,200	48,200
1.850%, 08/08/2018 (A)	86,720	86,689
1.915%, 08/21/2018 (A)	3,665	3,661
1.899%, 08/22/2018 (A)	212,045	211,811
1.889%, 08/24/2018 (A)	40,495	40,446
1.936%, 08/29/2018 (A)	4,150	4,144
1.947%, 09/05/2018 (A)	10,000	9,981
1.921%, 09/06/2018 (A)	101,800	101,605
1.939%, 09/07/2018 (A)	12,915	12,889
1.935%, 09/19/2018 (A)	43,365	43,252
1.939%, 09/21/2018 (A)	18,395	18,345
2.005%, 10/17/2018 (A)	59,660	59,406
2.007%, 10/19/2018 (A)	61,630	61,360
2.020%, 10/22/2018 (A)	16,435	16,360
2.000%, 10/24/2018 (A)	25,350	25,232
2.000%, 10/26/2018 (A)	13,480	13,416
2.188%, 01/30/2019 (A)	9,730	9,624

Total U.S. Government Agency Obligations (Cost $1,226,375) ($ Thousands)		1,226,375

U.S. TREASURY OBLIGATIONS — 37.8%
U.S. Treasury Bills (A)
1.844%, 08/02/2018	25,000	24,999
1.746%, 08/09/2018	61,570	61,546
1.883%, 08/16/2018	50,000	49,961
1.871%, 08/23/2018	102,075	101,959
1.887%, 09/13/2018	57,025	56,898
1.913%, 09/27/2018	35,555	35,448
1.924%, 10/04/2018	40,000	39,865
1.990%, 10/18/2018	10,000	9,957

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.006%, 10/25/2018	$11,105	$11,053
2.010%, 11/01/2018	66,000	65,666
2.107%, 12/27/2018	20,875	20,696
2.123%, 01/10/2019	50,000	49,528
2.163%, 01/17/2019	55,000	54,447
2.184%, 01/31/2019	40,000	39,563
U.S. Treasury Notes
0.750%, 10/31/2018	23,365	23,289
1.250%, 10/31/2018	30,480	30,418
1.125%, 01/31/2019	855	851
1.250%, 01/31/2019	855	851

Total U.S. Treasury Obligations (Cost $676,995) ($ Thousands)		676,995

Total Investments in Securities — 106.4% (Cost $1,903,370) ($ Thousands)		$1,903,370

Percentages are based on Net Assets of $1,789,007 ($ Thousands).

(A)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate In effect as of July 31, 2018.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

DN – Discount Note

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

VAR – Variable Rate

USD – United States Dollar

As of July 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2–Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Treasury Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 56.8%
U.S. Treasury Bills (A)
1.844%, 08/02/2018	$3,000	$3,000
1.746%, 08/09/2018	8,195	8,192
1.871%, 08/23/2018	1,190	1,189
1.887%, 09/13/2018	3,000	2,994
1.903%, 09/20/2018	3,000	2,992
1.913%, 09/27/2018	3,465	3,455
1.924%, 10/04/2018	3,000	2,990
1.898%, 10/11/2018	2,820	2,809
2.006%, 10/25/2018	1,650	1,642
2.010%, 11/01/2018	3,500	3,482
2.107%, 12/27/2018	1,410	1,398
2.184%, 01/31/2019	3,000	2,967
U.S. Treasury Notes
0.875%, 10/15/2018	160	160
1.278%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 10/31/2018	2,830	2,830
1.375%, 11/30/2018	120	120
1.250%, 01/31/2019	55	55
1.125%, 01/31/2019	55	55
2.750%, 02/15/2019	3,000	3,008
1.125%, 02/28/2019	280	278
2.080%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/2019	1,735	1,735
2.070%, VAR US Treasury 3 Month Bill Money Market Yield+0.060%, 07/31/2019	1,025	1,026
2.058%, VAR US Treasury 3 Month Bill Money Market Yield+0.048%, 10/31/2019	2,000	2,000
2.010%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	4,415	4,413
2.043%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	3,295	3,295
2.053%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	1,500	1,500

Total U.S. Treasury Obligations (Cost $57,585) ($ Thousands)		57,585

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) — 41.5%
Bank of Montreal 1.900%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $3,000,158 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - 2,550,900, 0.000% - 2.125%, 08/16/2018 -02/15/2048; with total market value $3,060,024)	$3,000	$3,000
Barclays Bank 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $4,000,212 (collateralized by U.S. Treasury obligation, par value $4,076,400, 0.375%, 01/15/2027; with total market value $4,080,066)	4,000	4,000
BNP Paribas 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $5,000,265 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $3,468,000, 0.000% - 4.750%, 08/16/2018 -05/15/2043; with total market value $5,100,031)	5,000	5,000
Citigroup Global 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $5,000,265 (collateralized by U.S. Treasury obligation, par value $5,083,800, 2.625%, 11/15/2020; with total market value $5,100,030)	5,000	5,000
Credit Suisse 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $1,000,053 (collateralized by various U.S. Treasury obligations, ranging in par value $400 - $1,115,200, 0.000% - 2.500%, 01/17/2019 -05/15/2026; with total market value $1,020,090)	1,000	1,000
Goldman Sachs 1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $5,000,263 (collateralized by U.S. Treasury obligation, par value $5,224,200, 1.875%, 2/28/2022; with total market value $5,100,039)	5,000	5,000

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Merrill Lynch 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $5,000,265 (collateralized by U.S. Treasury obligation, par value $5,166,100, 3.000%, 5/15/2045; with total market value $5,100,052)	$5,000	$5,000
MUFG Securities 1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $4,000,210 (collateralized by various U.S. Treasury obligations, ranging in par value $1,200 - $3,621,700, 1.250% - 3.000%, 01/15/2020 - 11/15/2045; with total market value $4,080,032	4,000	4,000
Natixis 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $3,000,159 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - 3,271,700, 0.000% - 5.375%, 11/08/2018 -05/15/2046; with total market value $3,060,031)	3,000	3,000
TD Securities 1.920%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $1,000,053 (collateralized by U.S. Treasury obligation, par value $1,022,500, 2.875%, 05/15/2028; with total market value $1,020,024)	1,000	1,000
The Bank of Nova Scotia 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $5,000,265 (collateralized by various U.S. Treasury obligations, ranging in par value $1,025,400 - $4,086,300, 0.125% - 1.250%, 08/31/2019 - 07/15/2024; with total market value $5,100,354)	5,000	5,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Wells Fargo 1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $1,000,053 (collateralized by U.S. Treasury obligation, par value $1,022,800, 0.000%, 09/20/2018; with total market value $1,020,022)	$1,000	$1,000

Total Repurchase Agreements (Cost $42,000) ($ Thousands)		42,000

Total Investments — 98.3% (Cost $99,585) ($ Thousands)		$99,585

Percentages are based on Net Assets of $101,312 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Tri-Party Repurchase Agreement.

As of July 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2–Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 114.6%
U.S. Treasury Bills (A)
1.844%, 08/02/2018	$84,900	$84,896
1.746%, 08/09/2018	115,580	115,533
1.883%, 08/16/2018	13,130	13,120
1.871%, 08/23/2018	85,985	85,887
1.913%, 08/30/2018	29,000	28,957
1.887%, 09/13/2018	15,000	14,967
1.903%, 09/20/2018	33,400	33,312
1.913%, 09/27/2018	165	164
1.924%, 10/04/2018	21,645	21,571
1.898%, 10/11/2018	13,470	13,419
2.006%, 10/25/2018	9,353	9,309
2.010%, 11/01/2018	54,825	54,547
2.014%, 11/08/2018	235	234
2.107%, 12/27/2018	6,185	6,132
2.123%, 01/10/2019	17,000	16,839
2.163%, 01/17/2019	20,000	19,799
2.184%, 01/31/2019	10,000	9,891
U.S. Treasury Notes
0.875%, 10/15/2018	990	988
1.278%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 10/31/2018	11,940	11,940
1.250%, 10/31/2018	9,605	9,586
0.750%, 10/31/2018	7,340	7,316
1.375%, 11/30/2018	820	819
2.150%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 01/31/2019	2,000	2,001
1.250%, 01/31/2019	250	249
1.125%, 01/31/2019	250	249
2.080%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/2019	6,510	6,510
2.070%, VAR US Treasury 3 Month Bill Money Market Yield+0.060%, 07/31/2019	5,645	5,651
2.058%, VAR US Treasury 3 Month Bill Money Market Yield+0.048%, 10/31/2019	12,000	12,002
2.010%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	20,895	20,884
2.043%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	15,850	15,851

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.053%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	$6,000	$6,000

Total U.S. Treasury Obligations (Cost $628,623) ($ Thousands)		628,623

Total Investments — 114.6% (Cost $628,623) ($ Thousands)		$628,623

Percentages are based on Net Assets of $548,549 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of investments is the security’s effective yield at the time of purchase.

As of July 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 46.1%

Consumer Discretionary — 2.1%
AutoZone
1.625%, 04/21/2019	$465	$461
BMW US Capital LLC
2.747%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	990	993
Discovery Communications LLC
3.035%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	490	493
2.200%, 09/20/2019	150	148
Dollar Tree
3.036%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	661
Ford Motor Credit LLC
3.147%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	1,020	1,026
General Motors
3.163%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	600	602
General Motors Financial
3.189%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	528
Hyundai Capital America
3.261%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	451
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	297
Nissan Motor Acceptance MTN
2.726%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	500

		6,160

Consumer Staples — 2.7%
BAT Capital
2.945%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	1,600	1,606
Constellation Brands
2.000%, 11/07/2019	525	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
3.173%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	$400	$401
Kroger MTN
1.500%, 09/30/2019	800	786
Molson Coors Brewing
1.450%, 07/15/2019	775	765
Mondelez International
2.863%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	450	451
Mondelez International Holdings Netherlands
2.949%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,905	1,911
Philip Morris International
2.751%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,662

		8,100

Energy — 1.9%
Anadarko Petroleum
8.700%, 03/15/2019	350	362
6.950%, 06/15/2019	235	243
Andeavor Logistics
5.500%, 10/15/2019	250	256
BP Capital Markets PLC
2.969%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	450	450
Equinor
2.823%, VAR ICE LIBOR USD 3 Month+0.460%, 11/08/2018	550	551
Petroleos Mexicanos
6.000%, 03/05/2020	550	567
Phillips 66
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	620
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	365
Shell International Finance BV
2.676%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,170	1,175
1.375%, 05/10/2019	800	793
Total Capital International
2.923%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	400	400

		5,782

Financials — 29.2%
ABN AMRO Bank
2.973%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,145	1,148

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIG Global Funding
2.817%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	$775	$777
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	885	873
Alimentation Couche-Tard
2.833%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	1,070	1,071
American Express
2.846%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	453
American Express Credit
2.885%, VAR ICE LIBOR USD 3 Month+0.550%, 03/18/2019	300	301
American Express Credit MTN
2.200%, 03/03/2020	1,060	1,046
American Honda Finance MTN
3.154%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,290	1,296
1.700%, 02/22/2019	650	647
Assurant
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	465	466
Bank of America
3.379%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	750	753
Bank of America MTN
5.625%, 07/01/2020	2,065	2,158
3.527%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	635
3.508%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	407
Bank of Montreal MTN
2.781%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	1,335	1,340
Bank of Nova Scotia
3.169%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,085	1,089
2.959%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	377
2.125%, 09/11/2019	765	759
Barclays Bank PLC
2.793%, VAR ICE LIBOR USD 3 Month+0.460%, 01/11/2021	905	906
BB&T MTN
3.003%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	350	351
2.911%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	402
BPCE MTN
3.549%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Branch Banking & Trust
2.789%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	$855	$858
1.450%, 05/10/2019	590	585
Canadian Imperial Bank of Commerce
2.834%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	980	985
2.664%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,500	1,500
2.100%, 10/05/2020	1,075	1,049
Capital One
3.489%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	505
3.098%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	500	503
Capital One Financial
3.115%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	670	674
Citibank
2.826%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	375	377
2.705%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	1,950	1,949
Citigroup
3.109%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	700	702
2.650%, 10/26/2020	385	380
Citizens Bank
3.129%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	547
2.889%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	700	702
2.861%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	552
Commonwealth Bank of Australia
3.003%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	754
Compass Bank
3.057%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	500
Cooperatieve Rabobank
3.161%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	811
Cooperatieve Rabobank UA
2.765%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	751
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	962
CSABS
3.420%, 07/25/2024	300	300

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Daimler Finance North America LLC
3.218%, VAR ICE LIBOR USD 3 Month+0.860%, 08/01/2018 (A)	$400	$400
3.077%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,345	1,353
1.500%, 07/05/2019 (A)	750	740
Danske Bank
2.894%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	600	602
Danske Bank MTN
2.831%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	501
Deutsche Bank NY
3.307%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	545
DNB Bank
2.707%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	550	551
Fifth Third Bank
2.927%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,625	1,629
2.589%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Ford Motor Credit LLC
3.606%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	355
3.339%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	750	756
3.156%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	502
1.897%, 08/12/2019	350	346
General Motors Financial
3.267%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	453
Glencore Funding LLC
2.500%, 01/15/2019 (A)	300	299
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	1,300	1,303
Goldman Sachs Group
3.513%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	532
3.445%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	759
HSBC Bank PLC
4.125%, 08/12/2020 (A)	1,445	1,471
HSBC Holdings PLC
2.926%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	640	642
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	651
2.200%, 11/06/2018	1,510	1,510

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Bank
3.027%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	$300	$301
ING Groep
3.484%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	407
Jackson National Life Global Funding
3.067%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	375	379
2.807%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,345	1,348
1.875%, 10/15/2018 (A)	400	400
JPMorgan Chase
4.400%, 07/22/2020	1,370	1,402
3.302%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	505
2.969%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	600	602
2.877%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	550	552
KeyBank
3.139%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	758
2.350%, 03/08/2019	250	249
Lloyds Bank PLC
2.853%, VAR ICE LIBOR USD 3 Month+0.490%, 05/07/2021	1,275	1,280
Manufacturers & Traders Trust
2.936%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	452
2.605%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	999
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	795	779
Moody’s
2.671%, VAR ICE LIBOR USD 3 Month+0.350%, 09/04/2018	540	540
Morgan Stanley
3.528%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	483
3.192%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	625	627
3.155%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	910	912
National Bank of Canada MTN
2.886%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	1,075	1,081
New York Life Global Funding
2.732%, VAR ICE LIBOR USD 3 Month+0.390%, 10/24/2019 (A)	600	603
2.447%, VAR ICE LIBOR USD 3 Month+0.100%, 01/21/2020 (A)	665	665

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nissan Motor Acceptance MTN
2.917%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	$1,000	$1,004
Orlando Health Obligated Group
2.278%, 10/01/2018	785	784
PNC Bank
2.691%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	502
2.597%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,050	1,048
1.450%, 07/29/2019	350	346
Protective Life Global Funding
1.722%, 04/15/2019 (A)	355	352
Prudential Financial MTN
3.123%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	750	750
Reckitt Benckiser Treasury Services PLC
2.895%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	550	548
Santander UK PLC
2.920%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	528
Societe Generale MTN
3.417%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	700	701
Sumitomo Mitsui Banking
2.873%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	650	651
2.686%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	251
SunTrust Bank
2.872%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,835	1,842
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	450	446
Svenska Handelsbanken MTN
2.804%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	400	402
2.800%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	526
Synchrony Financial
3.584%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	604
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	1,420	1,410
Toronto-Dominion Bank MTN
2.756%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,400	1,402
1.450%, 08/13/2019	550	543
Toyota Motor Credit MTN
2.773%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	400	402

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS MTN
2.995%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	$450	$452
2.200%, 06/08/2020 (A)	1,265	1,240
US Bancorp MTN
2.735%, VAR ICE LIBOR USD 3 Month+0.400%, 04/25/2019	400	401
US Bank
3.150%, 04/26/2021	1,500	1,496
1.400%, 04/26/2019	350	347
Wells Fargo
3.452%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	407
Wells Fargo MTN
2.964%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	650	655
2.600%, 07/22/2020	1,515	1,499
Westpac Banking
2.946%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	325	326

		86,943

Health Care — 3.9%
Amgen
2.806%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	450	452
2.673%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,035	1,037
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	426
2.965%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	775	780
Becton Dickinson
3.209%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	375	376
Cardinal Health
3.111%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	773
Catholic Health Initiatives
2.600%, 08/01/2018	270	270
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	438
2.957%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	820	824
Dignity Health
2.637%, 11/01/2019	1,260	1,258
Gilead Sciences
2.575%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,535	1,538
Province of Quebec Canada MTN
2.551%, VAR ICE LIBOR USD 3 Month+0.230%, 09/04/2018	1,660	1,660

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III
1.700%, 07/19/2019	$1,340	$1,315
UnitedHealth Group
2.409%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		11,646

Industrials — 2.3%
Air Lease
2.125%, 01/15/2020	300	295
Aviation Capital Group LLC
3.013%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	571
Caterpillar Financial Services MTN
2.612%, VAR ICE LIBOR USD 3 Month+0.280%, 03/22/2019	375	376
Equifax
3.200%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	765	770
Fortive
1.800%, 06/15/2019	260	257
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,215	1,190
General Dynamics
2.875%, 05/11/2020	1,255	1,253
Honeywell International
2.619%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	800	803
John Deere Capital MTN
2.350%, 01/08/2021	445	438
PACCAR Financial MTN
1.300%, 05/10/2019	160	158
United Technologies
2.693%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	600	602

		6,713

Information Technology — 1.0%
Broadcom
2.375%, 01/15/2020	800	789
DXC Technology
2.875%, 03/27/2020	400	396
eBay
3.209%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	800	810
Hewlett Packard Enterprise
4.267%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	160	161
2.100%, 10/04/2019 (A)	800	790

		2,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.6%
Air Liquide Finance
1.375%, 09/27/2019 (A)	$400	$393
BP Capital Markets PLC
2.705%, VAR ICE LIBOR USD 3 Month+0.350%, 08/14/2018	870	870
Syngenta Finance
3.698%, 04/24/2020 (A)	450	449

		1,712

Real Estate — 0.1%
Boston Properties
5.875%, 10/15/2019	400	411

Telecommunications — 0.8%
AT&T
3.264%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	700	707
Verizon Communications
2.713%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	1,520	1,523

		2,230

Utilities — 1.5%
American Electric Power
2.150%, 11/13/2020	450	439
Consolidated Edison of New York
2.739%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,260	1,263
DTE Energy
1.500%, 10/01/2019	435	427
Emera US Finance
2.150%, 06/15/2019	165	164
NextEra Energy Capital Holdings
1.649%, 09/01/2018	95	95
Sempra Energy
2.589%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	1,255	1,255
1.625%, 10/07/2019	850	834

		4,477

Total Corporate Obligations (Cost $137,074) ($ Thousands)		137,120

ASSET-BACKED SECURITIES — 29.8%

Automotive — 9.5%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	469	469

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2018-1, CI A
2.720%, 03/10/2021 (A)	$330	$330
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl C
2.180%, 06/08/2020	85	85
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	775	776
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	36	36
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	101	101
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	66	66
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	13	13
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	345	345
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	325	323
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	621	620
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	341	339
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 11/15/2019	35	35
Chesapeake Funding II LLC, Ser 2016-2A, CI A2
3.072%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	399	400
Chesapeake Funding II LLC, Ser 2017-2A, CI A1
1.990%, 05/15/2029 (A)	256	253
Chesapeake Funding II LLC, Ser 2017-3A, CI A1
1.910%, 08/15/2029 (A)	310	306
Chesapeake Funding II LLC, Ser 2017-3A, CI A2
2.412%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	823	823
Chesapeake Funding II LLC, Ser 2017-4A, CI A1
2.120%, 11/15/2029 (A)	367	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2017-4A, CI A2
2.412%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	$1,460	$1,460
Chesapeake Funding II LLC, Ser 2018-1A, CI A1
3.040%, 04/15/2030 (A)	325	323
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	649	645
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	111	110
CPS Auto Receivables Trust, Ser 2016-A, Cl B
3.340%, 05/15/2020	223	223
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	48	47
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	98	98
CPS Auto Trust, Ser 2017-D, CI A
1.870%, 03/15/2021 (A)	101	100
CPS Auto Trust, Ser 2018-C, CI A
2.870%, 09/15/ 2021 (A)	302	302
Credit Acceptance Auto Loan Trust, Ser 2017-2A, CI A
2.550%, 02/17/2026 (A)	499	494
Credit Acceptance Auto Loan Trust, Ser 2017-3A, CI A
2.650%, 06/15/2026 (A)	250	247
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	790	790
DT Auto Owner Trust, Ser 2018-1A, Cl A
2.590%, 05/17/2021 (A)	368	368
Enterprise Fleet Financing LLC, Ser 2016-2, CI A2
1.740%, 02/22/2022 (A)	287	285
Enterprise Fleet Financing LLC, Ser 2017-2, CI A2
1.970%, 01/20/2023 (A)	200	199
Enterprise Fleet Financing LLC, Ser 2018-2, CI A2
3.140%, 02/20/2024 (A)	290	290
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	191	191
Exeter Automobile Receivables Trust, Ser 2018-3A, CIA
2.900%, 01/18/2022 (A)	575	574
First Investors Auto Owner Trust, Ser 2017-1A, CI A1
1.690%, 04/15/2021 (A)	52	52

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-2A, CI A1
1.860%, 10/15/2021 (A)	$84	$84
First Investors Auto Owner Trust, Ser 2018-1A, CI A1
2.840%, 05/16/2022 (A)	225	225
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	81	81
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	271	269
Ford Credit Auto Owner Trust, Ser 2014-1, CI A
2.260%, 11/15/2025 (A)	930	926
Ford Credit Auto Owner Trust, Ser 2016-C, Cl A2A
1.040%, 09/15/2019	32	32
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
2.672%, VAR LIBOR USD 1 Month+0.600%, 08/15/2020	1,250	1,250
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	450	444
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	16	16
GLS Auto Receivables Trust, Ser 2017-1A, CI A2
2.670%, 04/15/2021 (A)	325	324
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	506	504
GM Financial Automobile Leasing Trust, Ser 2016-1, Cl A3
1.640%, 07/20/2019	82	82
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	90	90
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	638	636
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	75	75
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,465	1,428
Nissan Master Owner Trust Receivables, Ser 2016-A,CI A2
1.540%, 06/15/2021	395	391
Prestige Auto Receivables Trust, Ser 2016-2A, CI A2
1.460%, 07/15/2020 (A)	164	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	$925	$918
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	567	567
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,838	1,841
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	642	642
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	450	446
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.030%, 02/15/2022	220	220
Santander Retail Auto Lease Trust, Ser 2017- A, Cl A3
2.220%, 01/20/2021 (A)	1,325	1,309
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	134	134
Skopos Auto Receivables Trust, Ser 2018-1A, CI A
3.190%, 09/15/2021 (A)	339	339
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	484	482
Tidewater Auto Receivables, Ser 2018-AA, CI A1
2.500%, 05/15/2019 (A)	512	512
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	52	52
United Auto Credit Securitization Trust, Ser 2018-1, CI A
2.260%, 04/10/2020 (A)	266	265
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	300	299
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	117	117
Westlake Automobile Receivables Trust, Ser 2017-1A, CI A2
1.780%, 04/15/2020 (A)	68	68
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	154	153

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	$350	$350

		28,216

Business Services — 0.3%

Navient Student Loan Trust, Ser 2015-3, Cl A1
2.384%, VAR ICE LIBOR USD 1 Month+0.320%, 07/25/2030	3	3
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.835%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	191	191
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.445%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	547	546

		740

Credit Card — 5.6%

American Express Credit Account Master Trust, Ser 2013-2, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.420%, 05/17/2021	700	700
American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.442%, VAR ICE LIBOR USD 1 Month+0.370%, 12/15/2021	1,000	1,002
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	302
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, CI A2
2.722%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (A)	210	210
Capital One Multi-Asset Execution Trust, Ser 2014-A1, CI A1
2.522%, VAR LIBOR USD 1 Month+0.450%, 02/15/2022	800	802
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.472%, VAR LIBOR USD 1 Month+0.400%, 03/15/2023	735	738
Capital One Multi-Asset Execution Trust, Ser 2015-A7, CI A7
1.450%, 08/16/2021	868	866
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/2022	1,700	1,680
Capital One Multi-Asset Execution Trust, Ser 2016-A6, CI A6
1.820%, 09/15/2022	1,395	1,377
CARDS II Trust, Ser 2017-1A, CI A
2.442%, VAR LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	865	866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	$500	$493
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	2,205	2,165
Discover Card Execution Note Trust, Ser 2016-A2, CI A2
2.612%, VAR LIBOR USD 1 Month+0.540%, 09/15/2021	1,850	1,854
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	650	642
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	335	330
Synchrony Credit Card Master Note Trust, Ser 2016-1, CI A
2.040%, 03/15/2022	1,825	1,818
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	772	763

		16,608

Miscellaneous Business Services — 14.1%

Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	486	476
ALM VI, Ser 2018-6A, CI A1B3
3.548%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	600	600
ALM XVII, Ser 2018-17A, CI A1AR
3.269%, VAR ICE LIBOR USD 3 Month+0.930%, 01/18/2028 (A)	725	725
Apidos CLO XII, Ser 2018-12A, CI AR
3.419%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	601
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, CI A1
3.105%, 09/28/2032 (A)	11	11
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, CI A1
3.352%, 11/28/2032 (A)	227	225
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, CI A
3.500%, 10/28/2057 (A)(B)	425	422
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, CI A1
3.820%, 04/28/2033 (A)	263	263
Carlyle Global Market Strategies, Ser 2018-1A, CI A1R2
3.306%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	650	645

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies, Ser 2018-2A, CI A1R
3.117%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	$750	$745
Cent CLO, Ser 2017-20A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	878	878
CIFC Funding, Ser 2017-1A, CI A1R
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	485	488
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	313	312
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	1,285	1,278
Conn’s Receivables Funding LLC, Ser 2017-B, CI A
2.730%, 07/15/2020 (A)	54	54
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
2.994%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	306	307
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	375	375
DLL LLC, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	740	740
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	170	169
Engs Commercial Finance Trust, Ser 2018-1A, CI A1
2.970%, 02/22/2021 (A)	227	227
Finance of America Structured Securities Trust, Ser 2017-HB1, CI A
2.321%, 11/25/2027 (A)(B)	205	204
GSAMP Trust, Ser 2006-HE1, CI A2D
2.374%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	339	339
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	170	170
KKR,Ser 2018-21, CI A
3.345%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	460
Madison Park Funding XII, Ser 2017-12A, CI AR
3.608%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	305	305
Magnetite VII, Ser 2018-7A, CI A1R2
3.139%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	791
Magnetite VIII, Ser 2018-8A, CI AR2
3.319%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	682

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	$32	$32
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	146	146
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	251	250
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	261	261
Mill City Mortgage Loan Trust, Ser 2017-3, CI A1
2.750%, 01/25/2061 (A)(B)	486	476
Mill City Mortgage Loan Trust, Ser 2018-1, CI A1
3.250%, 05/25/2062 (A)(B)	231	231
MMAF Equipment Finance LLC, Ser 2017-AA, CI A2
1.730%, 05/18/2020 (A)	100	100
Nationstar HECM Loan Trust, Ser 2017-1A, CI A
1.968%, 05/25/2027 (A)	97	97
Nationstar HECM Loan Trust, Ser 2017-2A, CI A1
2.038%, 09/25/2027 (A)(B)	157	157
Nationstar HECM Loan Trust, Ser 2018-1A, CI A
2.760%, 02/25/2028 (A)(B)	205	205
Nationstar HECM Loan Trust, Ser 2018-2A, CI A
3.188%, 07/25/2028 (A)(B)	280	280
Navient Student Loan Trust, Ser 2016-6A, CI A1
2.544%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	51	51
New Residential Advance Receivables Trust, Ser 2016-T2, CI AT2
2.575%, 10/15/2049 (A)	600	595
New Residential Mortgage LLC, Ser 2018-FNT1, CI A
3.610%, 05/25/2023 (A)	642	640
New Residential Mortgage LLC, Ser 2018-FNT2, CI A
3.790%, 07/25/2054 (A)	390	390
NextGear Floorplan Master Owner Trust, Ser 2017-2A, CI A1
2.752%, VAR LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	939
Nissan Master Owner Trust Receivables, Ser 2017-C, CI A
2.392%, VAR LIBOR USD 1 Month+0.320%, 10/17/2022	1,225	1,226
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	317	315

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, CI A
3.265%, 02/25/2023 (A)	$151	$150
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	10	10
NYCTL Trust, Ser 2017-A, CI A
1.870%, 11/10/2030 (A)	281	278
NYCTL Trust, Ser 2018-A, CI A
3.280%, 11/10/2031 (A)	1,415	1,415
Oak Hill Credit Partners X, Ser 2017-10A, CI AR
3.478%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	500	500
OCP CLO, Ser 2016-2A, CI A1R
3.729%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	370	370
OCP CLO, Ser 2017-8A, CI A1R
3.186%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	500	499
Octagon Investment Partners 24, Ser 2017-1A, CI A1R
3.231%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	725	724
Octagon Investment Partners XX, Ser 2017-1A, CI AR
3.485%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	740	740
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	185	187
OZLM VII, Ser 2018-7RA, CI A1R
3.346%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	590	590
OZLM XII, Ser 2015-12A, CI A1
3.789%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	395	395
Pretium Mortgage Credit Partners, Ser 2017-NPL5, CI A1
3.327%, 12/30/2032 (A)(B)	191	190
Pretium Mortgage Credit Partners, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (A)	425	423
Prosper Marketplace Issuance Trust, Ser 2017-3A, CI A
2.540%, 11/15/2023 (A)	141	141
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	419	419
PRPM, Ser 2018-1A, CI A1
3.750%, 04/25/2023 (A)(B)	299	297
Regional Management Issuance, Ser 2018-1, CI A
3.830%, 07/15/2027 (A)	290	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Shackleton, Ser 2018-6RA, Cl A
3.356%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	$500	$499
SLM Student Loan Trust, Ser 2003-14, Cl A5
2.565%, VAR ICE LIBOR USD 3 Month+0.230%, 01/25/2023	6	6
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	157	157
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.425%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	330	330
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.455%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	287	286
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.035%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	715	733
SLM Student Loan Trust, Ser 2008-9, Cl A
3.835%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	726	740
Sofi Consumer Loan Program, Ser 2016-2, CI A
3.090%, 10/27/2025 (A)	558	557
Sofi Consumer Loan Program, Ser 2016-3, CI A
3.050%, 12/26/2025 (A)	574	572
Sofi Consumer Loan Program, Ser 2017-1, CI A
3.280%, 01/26/2026 (A)	94	94
Sofi Consumer Loan Program, Ser 2017-6, CI A1
2.200%, 11/25/2026 (A)	190	189
Sofi Consumer Loan Program, Ser 2018-1, CI A1
2.550%, 02/25/2027 (A)	310	308
Sofi Consumer Loan Program, Ser 2018-2, CI A1
2.930%, 04/26/2027 (A)	333	333
Sofi Consumer Loan Program, Ser 2018-3, CI A1
3.200%, 08/25/2027 (A)	255	255
Sofi Professional Loan Program, Ser 2017-A, CI A1
2.764%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	188	188
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,150	1,146
SPS Servicer Advance Receivables Trust, Ser 2016-T1, CI AT1
2.530%, 11/16/2048 (A)	605	607

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stanwich Mortgage Loan Trust, Ser 2018- NPB1, Cl A1
4.016%, 05/16/2023 (A)	$710	$709
Symphony CLO VIII, Ser 2014-8A, Cl BR
3.847%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	380	380
Towd Point Mortgage Trust, Ser 2015-4, CI A1B
2.750%, 04/25/2055 (A)(B)	89	87
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(B)	89	87
Towd Point Mortgage Trust, Ser 2016-1, CI A1B
2.750%, 02/25/2055 (A)(B)	75	74
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	185	180
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	293	284
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	610	598
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	342	335
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	265	258
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.664%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	556	556
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	242	236
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	171	168
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1111, CI A
3.352%, 11/27/2037 (A)	194	192
Utah State Board of Regents, Ser 2016-1, Cl A
2.710%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	330	331
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	835	831
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	365	361
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	186
Vibrant CLO III, Ser 2016-3A, CI A1R
3.828%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	540	540
VOLT LX LLC, Ser 2017-NPL7, CI A1
3.250%, 06/25/2047 (A)	149	148
VOLT LXIII LLC, Ser 2017-NP10, CI A1
3.000%, 10/25/2047 (A)	224	221
VOLT LXIV LLC, Ser 2017-NP11,CI A1
3.375%, 10/25/2047 (A)	484	482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-3A, CI A1R
3.055%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	$650	$650
Z Capital Credit Partners CLO, Ser 2018-1A, CI A1R
3.289%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	600	600

		41,995

Mortgage Related — 0.3%
Accredited Mortgage Loan Trust, Ser 2004-4, CI A1A
2.744%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	108	108
Aegis Asset-Backed-Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, CI A1
2.784%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	151	151
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, CI M2
3.084%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	89	90
New Residential Mortgage Loan Trust, Ser 2017-6A, CI A1
4.000%, 08/27/2057 (A)(B)	649	652

		1,001

Total Asset-Backed Securities (Cost $88,876) ($ Thousands)		88,560

MORTGAGE-BACKED SECURITIES — 9.8%

Agency Mortgage-Backed Obligations — 2.4%
FHLMC
5.000%, 06/01/2026	162	165
3.790%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.075%, 02/01/2030	41	43
3.368%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.095%, 02/01/2022	16	17
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1	68	68
2.746%, 12/25/2019
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	246	240
FNMA
6.000%, 01/01/2027	17	19
5.000%, 05/01/2019 to 03/01/2025	430	441

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	$9	$9
3.862%, VAR ICE LIBOR USD 6 Month+1.820%, 09/01/2024	46	47
3.695%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.079%, 05/01/2028	3	3
3.570%, VAR ICE LIBOR USD 6 Month+1.775%, 09/01/2024	19	19
3.433%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	3	4
3.373%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.977%, 11/01/2023	7	7
3.110%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	4	4
3.000%, 12/01/2030	1,349	1,337
1.900%, 10/01/2019	350	349
FNMA REMIC, Ser 1993-58, CI H
5.500%, 04/25/2023	12	12
FNMA REMIC, Ser 2001-33, Cl FA
2.514%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	11	11
FNMA REMIC, Ser 2002-64, Cl FG
2.329%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	11	11
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/2018	–	–
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	590	597
FNMA, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	36	36
FNMA, Ser 2017-M13, Cl FA
2.485%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	409	409
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.150%, 09/25/2044 (A)(B)	415	414
FREMF Mortgage Trust, Ser K503, Cl C
3.020%, 10/25/2047 (A)(B)	210	207
FREMF Mortgage Trust, Ser K704, CI B
4.418%, 09/25/2018 (A)(B)	355	354
FREMF Mortgage Trust, Ser K706, CI P
4.428%, 11/25/2044 (A)(B)	750	746
FREMF Mortgage Trust, Ser K712, CI B
3.360%, 05/25/2045 (A)(B)	120	120
FREMF Mortgage Trust, Ser K712, CI C
3.360%, 05/25/2045 (A)(B)	315	314
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, CI A
2.389%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	350	351

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, CI A10
2.060%, 01/15/2022	$72	$71
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.537%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	279	280
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.537%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	201	201
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
2.425%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	54	54
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.478%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	121	121

		7,081

Non-Agency Mortgage-Backed Obligations — 7.4%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, CI A1
2.478%, 07/25/2047 (A)(B)	224	221
Angel Oak Mortgage Trust LLC, Ser 2017-1, CI A1
2.810%, 01/25/2047 (A)(B)	59	58
Angel Oak Mortgage Trust LLC, Ser 2017-3, CI A1
2.708%, 11/25/2047 (A)(B)	179	177
BABSN.CI A1
3.319%, 07/20/2029	372	370
BAMLL Re-REMIC Trust, Ser 2015-FR11, CI A705
1.544%, 09/27/2044 (A)(B)	625	622
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.316%, 07/25/2035 (B)	104	97
Banc of America Mortgage Securities, Ser 2005-J, CI 2A1
3.636%, 11/25/2035 (B)	12	12
BBCMS Mortgage Trust, Ser DELC, Cl A
2.922%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	800
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.304%, 06/25/2035 (B)	54	55
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.216%, 08/25/2035 (B)	118	116
BX Trust, Ser MCSF, CI A
2.648%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	470	466

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust, Ser BIOC, CI A
2.862%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	$450	$450
CIM Trust, Ser 2017-7, CI A
3.000%, 04/25/2057 (A)(B)	626	618
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, CI 1A
4.381%, 09/25/2034 (B)	23	23
Citigroup Mortgage Loan Trust, Ser 2006-AR2, CI 1A1
3.893%, 03/25/2036 (B)	99	92
Citigroup Mortgage Loan Trust, Ser 2018-RP2, CI A1
3.500%, 02/25/2058 (A)(B)	358	357
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	69	68
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	191	191
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	177	176
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	233	232
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	594	594
Countrywide Home Loans, Ser 2004-29, CI 1A1
2.604%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	15	14
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
3.581%, 02/20/2036 (B)	87	79
Deephaven Residential Mortgage Trust, Ser 2017-1A, CI A1
2.725%, 12/26/2046 (A)(B)	73	73
Deephaven Residential Mortgage Trust, Ser 2017-2A, CI A1
2.453%, 06/25/2047 (A)(B)	155	153
Deephaven Residential Mortgage Trust, Ser 2017-3A, CI A1
2.577%, 10/25/2047 (A)(B)	194	192
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	233	231
Deephaven Residential Mortgage Trust, Ser 2018-2A, CI A1
3.479%, 04/25/2058 (A)(B)	522	520
FDIC Guaranteed Notes Trust, Ser 2010-S4, CI A
2.806%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	709	698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.464%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	$22	$22
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.714%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	115	116
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.864%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	575	616
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, CI M1
3.264%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	1,629	1,639
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.820%, 05/25/2048 (A)(B)	424	424
FNMA Connecticut Avenue Securities, Ser 2014-C02, CI 1M1
3.014%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	36	37
FNMA Connecticut Avenue Securities, Ser 2017-C02, CI 2M1
3.214%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	336	338
GMAC Mortgage Loan Trust, Ser 2005-AR6, CI 2A1
3.748%, 11/19/2035 (B)	121	118
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	56	57
GS Mortgage Securities II, Ser GC30, Cl A2
2.726%, 05/10/2050	275	273
GS Mortgage Securities Trust, Ser 500K, CI A
2.772%, VAR LIBOR USD 1 Month+0.700%, 07/15/2019 (A)	415	415
GS Mortgage Securities Trust, Ser GC16, CI A2
3.033%, 11/10/2046	857	857
GS Mortgage Securities Trust, Ser GC28, CI A2
2.898%, 02/10/2048	210	210
GSR Mortgage Loan Trust, Ser 2005-AR4, CI 2A1
4.179%, 07/25/2035 (B)	153	136
GSR Mortgage Loan Trust, Ser 2007-AR2, CI 1A1
3.753%, 05/25/2037 (B)	135	115
Holmes Master Issuer PLC, Ser 2018-1A, Cl A1
2.442%, VAR ICE LIBOR USD 1 Month+0.370%, 01/15/2019 (A)	469	469

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.824%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	$43	$43
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.584%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	47	47
Impac CMB Trust, Ser 2005-3, Cl A1
2.544%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	44	42
Impac CMB Trust, Ser 2005-5, Cl A1
2.704%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	35	32
Impac CMB Trust, Ser 2005-8, Cl 1A
2.584%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	113	108
JPMBB Commercial Mortgage Securities Trust, Ser C25, CI A2
2.949%, 11/15/2047	530	529
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	298	299
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	164	163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	310	310
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C13, Cl A2
2.665%, 01/15/2046	31	31
JPMorgan Mortgage Trust, Ser 2005-A6, CI 7A1
3.732%, 08/25/2035 (B)	60	58
JPMorgan Mortgage Trust, Ser 2007-A3, CI 1A1
3.748%, 05/25/2037 (B)	82	74
JPMorgan Mortgage Trust, Ser 2018-7FRB, CI A2
2.841%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	475	475
LSTAR Securities Investment, Ser 2017-7, Cl A
0.038%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	89	88
LSTAR Securities Investment, Ser 2017-8, Cl A
3.742%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	176	176
Merrill Lynch Mortgage Investors, Ser 2005- A3, CI A1
2.334%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	22	22
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.933%, 06/25/2037 (B)	110	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	$203	$199
MFA Trust, Ser 2017-RPL1, CI A1
2.588%, 02/25/2057 (A)(B)	156	153
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, CI A2
3.085%, 08/15/2046	159	158
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C16, Cl A2
2.849%, 06/15/2047	661	660
Morgan Stanley Capital I Trust, Ser STAR, CI A1
2.084%, 08/05/2034 (A)	114	111
Morgan Stanley Re-Remic Trust, Ser 2012-10, CI AXA
1.000%, 03/27/2051 (A)	32	32
MortgageIT Trust, Ser 2005-5, Cl A1
2.324%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	135	134
New Residential Mortgage Loan Trust, Ser 2017-3A, CI A1
4.000%, 04/25/2057 (A)(B)	300	302
OBX Trust, Ser 2018-1, Cl A2
2.714%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	99	99
Paragon Mortgages No. 12 PLC, Ser 2006-12A, CI A2C
2.541%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	88	84
Paragon Mortgages No. 15 PLC, Ser 2007-15A, CI A2C
2.561%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	212	204
Residential Funding Mortgage Securities, Ser 2007-SA3, CI 2A1
5.062%, 07/27/2037 (B)	112	100
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.626%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	13	13
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	500	509
SG Residential Mortgage Trust, Ser 2018-1, CI A1
3.425%, 04/27/2048 (A)(B)	535	535
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	565	565
Verus, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	200	197
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.394%, 03/25/2036 (B)	168	159

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, CI A2
3.740%, 01/25/2035 (B)	$48	$49
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.239%, 07/25/2036 (B)	98	98
WFRBS Commercial Mortgage Trust, Ser LC14, Cl A2
2.862%, 03/15/2047	831	831
WFRBS Commercial Mortgage Trust, Ser UBS1, Cl A2
2.927%, 03/15/2046	641	641

		22,017

Total Mortgage-Backed Securities (Cost $29,412) ($ Thousands)		29,098

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Notes
2.125%, 08/31/2020	7,460	7,375
1.500%, 10/31/2019	6,945	6,857
1.125%, 12/31/2019	2,720	2,665
0.750%, 02/15/2019	3,765	3,734

Total U.S. Treasury Obligations (Cost $20,846) ($ Thousands)		20,631

MUNICIPAL BONDS — 3.8%
Arizona — 0.2%
Northern Arizona University, RB
5.020%, 08/01/2018	525	525

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	965	963

California — 0.5%
California State, GO Callable 10/01/2021 @ 100
2.870%, 04/01/2047 (C)	775	780
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	625	625

		1,405

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Idaho — 0.3%
Idaho State, Housing & Finance Association, Ser A, RB Callable 08/01/2018 @ 100
1.950%, 07/01/2041 (C)	$805	$805

Illinois — 0.2%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	310	311
Illinois State, GO
5.363%, 02/01/2019	330	333

		644

Michigan — 0.1%
Genesee, GO Callable 08/13/2018 @ 100
2.692%, 10/01/2019 (C)	374	374

New Hampshire — 0.5%
New Hampshire State, Business Finance Authority, Ser B, RB
2.100%, 11/01/2020 (C)	1,350	1,350

New Jersey — 0.5%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	810	809
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	715	711

		1,520

New York — 0.5%
New York State, Housing Finance Agency, Ser B, RB, JP MORGAN CHASE BANK NA Callable 07/31/2018 @ 100
2.000%, 11/01/2048 (C)(D)	1,100	1,100
Port Authority of New York & New Jersey, Ser 208,RB
2.114%, 09/15/2018	380	380

		1,480

Pennsylvania — 0.1%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	364

Wisconsin — 0.5%
City of Franklin, GO Callable 12/01/2018 @ 100
2.500%, 03/01/2019	675	674

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser F, RB Callable 07/31/2018 @ 100
2.000%, 05/01/2030 (C)	$865	$865

		1,539

Total Municipal Bonds (Cost $11,382) ($ Thousands)		11,367

COMMERCIAL PAPER — 1.7%
Edison Company
2.172%, 08/07/2018 (A)	2,625	2,624
Northwest Natural Gas
2.050%, 08/01/2018 (A)	1,500	1,500
Raytheon
2.082%, 08/08/2018 (A)	1,000	999

Total Commercial Paper (Cost $5,124) ($ Thousands)		5,123

SOVEREIGN DEBT — 0.3%
Export Development Canada
0.875%, 08/27/2018 (A)	1,000	999

Total Sovereign Debt (Cost $999) ($ Thousands)		999

CERTIFICATE OF DEPOSIT — 0.4%
Toronto-Dominion Bank
2.200%, 08/06/2018	1,100	1,100

Total Certificate of Deposit (Cost $1,100) ($ Thousands)		1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.6%
BNP Paribas
1.920%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $4,800,256 (collateralized by FNMA and GNMA obligations, ranging in par value $1,000 - 3,453,633, 2.536% - 4.686%, 12/01/2033 - 04/01/2048; with total market value $4,893,635) (E)	$4,800	$4,800

Total Repurchase Agreement (Cost $4,800) ($ Thousands)		4,800

Total Investments in Securities — 100.4% (Cost $299,613) ($ Thousands)		$298,798

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(15)	Sep-2018	$(1,788)	$(1,791)	$(3)
U.S. 2-Year Treasury Note	24	Sep-2018	5,081	5,073	(8)
U.S. 5-Year Treasury Note	(1)	Sep-2018	(114)	(113)	1
U.S. Long Treasury Bond	(1)	Sep-2018	(142)	(143)	(1)

			$3,037	$3,026	$(11)

For the period ended July 31, 2018, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $297,620 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2018, the value of these securities amounted to $106,832 ($ Thousands), representing 35.9% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Finnish Real Estate Management Federation

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

NCUA – National Credit Union Association

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

VAR – Variable Rate

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$137,120	$–	$137,120
Asset-Backed Securities	–	88,560	–	88,560
Mortgage-Backed Securities	–	29,098	–	29,098
U.S. Treasury Obligations	–	20,631	–	20,631
Municipal Bonds	–	11,367	–	11,367
Commercial Paper	–	5,123	–	5,123
Certificates of Deposit	–	1,100	–	1,100
Sovereign Debt	–	999	–	999
Repurchase Agreement	–	4,800	–	4,800

Total Investments in Securities	$–	$298,798	$–	$298,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1	$–	$–	$1
Unrealized Depreciation	(12)	–	–	(12)

Total Other Financial Instruments	$(11)	$–	$–	$(11)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the year ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 68.5%

Agency Mortgage-Backed Obligations — 68.5%
FHLMC
7.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.125%, 09/01/2018	$–	$–
7.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 09/01/2018 to 09/01/2020	2	2
7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 08/01/2018	–	–
6.946%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 03/01/2019	1	1
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.125%, 11/01/2018 to 11/01/2020	1	1
5.935%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 04/01/2019	1	1
4.500%, 02/01/2022 to 12/01/2039	6,304	6,553
4.248%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.243%, 06/01/2024	12	12
4.177%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.177%, 07/01/2020	–	–
4.146%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.308%, 06/01/2024	12	12
4.000%, 06/01/2044	459	468
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 04/01/2029	14	15
3.632%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.219%, 05/01/2024	10	11
3.597%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 05/01/2019	1	1
3.595%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.180%, 12/01/2023	400	414

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.135%, 02/01/2019	$1	$1
3.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.257%, 07/01/2024	7	7
3.434%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.126%, 12/01/2023	33	34
3.376%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.052%, 04/01/2029	–	–
3.000%, 11/01/2036 to 12/01/2046	32,431	31,424
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	319	363
FHLMC REMIC, Ser 2003-2571, Cl FY
2.822%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	4,982	5,078
FHLMC REMIC, Ser 2006-3148, Cl CF
2.472%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	214	215
FHLMC REMIC, Ser 2006-3174, Cl FA
2.372%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	1,394	1,393
FHLMC REMIC, Ser 2006-3219, Cl EF
2.472%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	3,082	3,078
FHLMC REMIC, Ser 2007-3339, Cl HF
2.592%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	3,832	3,857
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,876	1,939
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	105	103
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	670	60
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	1,161	101
FHLMC REMIC, Ser 2012-4030, Cl FD
2.422%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	12,040	12,031
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	1,921	126
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,686	84
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	1,604	117
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1,890	190
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	1,028	127
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	870	64

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	$681	$55
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2025	1,996	171
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	1,145	86
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	1,022	107
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	3,935	3,892
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	3,752	402
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	12,404	12,118
FHLMC REMIC, Ser 2015-4484, Cl CI
4.000%, 07/15/2030	2,454	264
FHLMC REMIC, Ser 2016-4620, IO
5.000%, 09/15/2033	1,533	299
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,824	1,800
FHLMC REMIC, Ser 3153, Cl FX
2.422%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	82	82
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	3,513	318
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	5,898	5,865
FHLMC, Ser KGRP, Cl A
2.470%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	2,661	2,664
FNMA
7.000%, 06/01/2037	6	6
6.500%, 05/01/2026 to 01/01/2036	164	181
6.000%, 02/01/2023 to 09/01/2024	1,410	1,465
5.500%, 10/01/2018 to 06/01/2038	392	419
5.300%, 07/01/2019	211	212
5.240%, 07/01/2019	613	622
5.000%, 03/01/2019 to 08/01/2019	10	11
4.545%, 02/01/2020	740	756
4.500%, 08/01/2021 to 08/01/2044	2,381	2,575
4.450%, 01/01/2021	2,775	2,833
4.383%, 04/01/2021	4,558	4,677
4.330%, 04/01/2021 to 07/01/2021	3,743	3,858
4.300%, 07/01/2021	372	383
4.295%, 06/01/2021	3,517	3,619
4.230%, 01/01/2021	4,450	4,557
4.210%, 07/01/2020	658	672
4.070%, 04/01/2019	1,114	1,122
4.066%, 07/01/2020	2,487	2,533
4.050%, 01/01/2021	1,000	1,020
4.040%, 06/01/2021	11,012	11,256
4.000%, 05/01/2026 to 04/01/2042	2,590	2,654

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.990%, 07/01/2021	$222	$227
3.980%, 07/01/2021 to 08/01/2021	8,899	9,085
3.970%, 06/01/2021	1,899	1,937
3.890%, 10/01/2023	848	866
3.880%, 12/01/2020	88	89
3.870%, 01/01/2024	842	863
3.862%, VAR ICE LIBOR USD 6 Month+1.820%, 09/01/2024	217	223
3.850%, 01/01/2024	563	577
3.840%, 08/01/2021	6,566	6,701
3.827%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.245%, 08/01/2029	142	147
3.810%, 11/01/2023	93	95
3.794%, 12/01/2020	5,896	5,988
3.770%, 09/01/2021	100	102
3.765%, 12/01/2025	7,800	7,961
3.750%, 06/01/2022 to 09/01/2023	3,227	3,287
3.730%, 07/01/2022	2,204	2,239
3.700%, 11/01/2020	812	823
3.695%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.079%, 05/01/2028	11	11
3.650%, 11/01/2021 to 08/01/2023	3,478	3,530
3.620%, 09/01/2020	6,751	6,826
3.597%, VAR ICE LIBOR USD 6 Month+1.601%, 08/01/2027	78	80
3.590%, 10/01/2020	180	182
3.580%, 12/01/2020	872	881
3.510%, 11/01/2021	1,059	1,070
3.500%, 02/01/2045	2,923	2,905
3.490%, 12/01/2020	6,226	6,281
3.470%, 11/01/2020	156	157
3.403%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.877%, 12/01/2029	60	61
3.400%, 03/01/2022	3,540	3,559
3.330%, 10/01/2020	1,734	1,744
3.265%, 01/01/2022	851	852
3.250%, 12/01/2021	1,239	1,243
3.230%, 11/01/2020	3,092	3,103
3.150%, 01/01/2027	1,495	1,464
3.070%, 06/01/2027	970	940
3.017%, 04/01/2022	269	268
3.000%, 08/25/2026 to 02/01/2031	634	630
2.960%, 01/01/2027	1,268	1,229
2.940%, 06/01/2022	687	682
2.930%, 05/01/2022 to 01/01/2027	6,339	6,142
2.880%, 07/01/2020 to 12/01/2027	5,175	5,017
2.830%, 06/01/2022	176	173
2.740%, 04/01/2022	169	167
2.630%, 02/01/2019	4,408	4,398
2.580%, 08/01/2022	2,200	2,155

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.540%, 03/01/2023	$632	$617
2.450%, 11/01/2022	400	389
2.410%, 07/01/2021	141	138
2.360%, 04/01/2022	4,600	4,475
2.230%, 11/01/2023	4,486	4,287
2.220%, 10/01/2022	2,184	2,106
2.150%, 05/01/2022	4,645	4,487
2.110%, 01/01/2020	3,712	3,682
2.050%, 11/01/2023	1,283	1,218
1.970%, 11/01/2023	12,735	12,022
1.750%, 04/01/2019 to 06/01/2020	8,152	7,979
1.690%, 12/01/2019	2,000	1,964
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	2,503	2,333
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	2,037	184
FNMA REMIC, Ser 1992-61, Cl FA
2.714%, VAR LIBOR USD 1 Month+0.650%, 10/25/2022	24	24
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	10	11
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	5	6
FNMA REMIC, Ser 1994-77, Cl FB
3.564%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	2	2
FNMA REMIC, Ser 2002-53, Cl FK
2.464%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	52	52
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	39	39
FNMA REMIC, Ser 2006-76, Cl QF
2.464%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	403	403
FNMA REMIC, Ser 2006-79, Cl DF
2.414%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	344	344
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	455	489
FNMA REMIC, Ser 2007-64, Cl FB
2.434%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	2,628	2,632
FNMA REMIC, Ser 2008-16, Cl FA
2.764%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	2,276	2,309
FNMA REMIC, Ser 2009-110, Cl FD
2.814%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	7,174	7,291
FNMA REMIC, Ser 2009-112, Cl FM
2.814%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	4,451	4,512
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,755	1,819

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2010-56, Cl AF
2.614%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	$4,934	$4,984
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	1,982	191
FNMA REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	619	61
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	6,787	650
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.462%, 05/25/2042 (A)	474	49
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1,237	126
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	2,849	213
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	1,094	97
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	3,174	266
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	3,285	633
FNMA REMIC, Ser 2013-121, Cl FA
2.464%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	32,859	32,946
FNMA REMIC, Ser 2013-130, Cl FQ
2.264%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	6,163	6,116
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.512%, 08/25/2044 (A)	4,811	191
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.398%, 04/25/2055 (A)	2,991	141
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.442%, 06/25/2055 (A)	3,683	181
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	2,733	2,702
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,200	188
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	638	73
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,388	125
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	1,015	236
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	2,264	530
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	6,724	6,720
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	6,956	6,986
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	7,050	7,074

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
6.000%, 08/01/2033	$2,200	$2,388
3.500%, 08/01/2040 to 09/01/2040	34,325	33,993
FNMA, Ser 2017-M13, Cl FA
2.485%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	3,234	3,239
FNMA, Ser 2017-M5, Cl FA
2.575%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	4,364	4,378
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	9,000	9,103
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.389%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	11,090	11,114
GNMA
6.500%, 08/15/2037 to 02/20/2039	273	300
6.000%, 09/15/2019 to 06/15/2041	6,209	6,770
5.500%, 10/15/2034 to 02/15/2041	2,409	2,587
5.000%, 09/15/2039 to 04/15/2041	1,464	1,556
4.000%, 07/15/2041 to 03/20/2047	3,178	744
GNMA TBA
6.000%, 08/01/2033	1,600	1,733
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	3,655	880
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,474	366
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	3,153	3,128
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	1,305	1,312
GNMA, Ser 2012-126, IO
3.500%, 10/20/2042	4,647	829
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	1,237	144
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	4,411	4,107
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	784	130
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	883	195
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,438	143
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	370	85
GNMA, Ser 2014-46, IO
5.000%, 03/16/2044	1,593	326
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	4,083	3,961
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	626	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	$435	$45
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	2,875	438
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	353	62
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	1,887	232
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	8,193	7,805
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,551	370
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	589	555
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	1,401	122
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	3,179	723
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	3,151	423
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	2,406	556
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	6,164	628
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	888	220
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,943	701
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,669	366
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	2,753	619
GNMA, Ser 2017-99, IO
4.000%, 07/20/2047	4,608	862

Total Mortgage-Backed Securities (Cost $491,205) ($ Thousands)		483,984

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/2026	48,320	47,566
U.S. Treasury Notes
2.000%, 10/31/2021	16,375	15,975
1.625%, 07/31/2020 (B)	30,005	29,392
1.500%, 07/15/2020	47,246	46,194

Total U.S. Treasury Obligations (Cost $141,847) ($ Thousands)		139,127

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%
FHLMC
1.375%, 05/01/2020	$48,663	$47,583
FNMA
1.500%, 07/30/2020	32,700	31,940

Total U.S. Government Agency Obligations (Cost $81,200) ($ Thousands)		79,523

REPURCHASE AGREEMENTS — 4.1%
BNP Paribas 1.920%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $17,800,949 (collateralized by FNMA, FMAC, GNMA, and U.S. Treasury obligations, ranging in par value $100 - 23,851,041, 0.000% - 6.000%, 05/01/2019 - 08/01/2048; with total market value $18,117,399) (C)	17,800	17,800
Deutsche Bank 1.920%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $10,900,581 (collateralized by FNMA, FMAC, FHLB, and FCSB obligations, ranging in par value $156,000 - 1,350,000, 0.000% - 3.750%, 10/01/2018 - 12/29/2036; with total market value $11,118,380)(C)	10,900	10,900

Total Repurchase Agreements (Cost $28,700) ($ Thousands)		28,700

Total Investments in Securities — 103.6% (Cost $742,952) ($ Thousands)		$731,334

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(1,119)	Sep-2018	$(133,510)	$(133,633)	$(123)
U.S. 2-Year Treasury Notes	1,291	Sep-2018	273,310	272,885	(425)
U.S. 5-Year Treasury Notes	(57)	Sep-2018	(6,472)	(6,448)	24
U.S. Long Treasury Bond	(1)	Sep-2018	(143)	(143)	–
Ultra 10-Year U.S. Treasury Notes	(175)	Sep-2018	(22,162)	(22,244)	(82)

			$111,023	$110,417	$(606)

For the period ended July 31, 2018, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $705,974 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Cl – Class

FCSB – Federal Farm Credit Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rate

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

USD – United States Dollar

VAR – Variable Rate

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

Short-Duration Government Fund (Concluded)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$483,984	$–	$483,984
U.S. Treasury Obligations	–	139,127	–	139,127
U.S. Government Agency Obligations	–	79,523	–	79,523
Repurchase Agreements	–	28,700	–	28,700

Total Investments in Securities	$–	$731,334	$–	$731,334

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$24	$–	$–	$24
Unrealized Depreciation	(630)	–	–	(630)

Total Other Financial Instruments	$(606)	$–	$–	$(606)

* Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.7%

Agency Mortgage-Backed Obligations — 97.7%
FHLMC
3.650%, 04/01/2030	$592	$593
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	92	8
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	162	14
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	262	17
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	225	11
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	661	81
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	232	23
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	120	9
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	100	8
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	141	11
FHLMC REMIC, Ser 2015-4484, Cl CI, IO
4.000%, 07/15/2030	247	27
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	292	57
FHLMC REMIC, Ser 2017-4654, Cl KY
3.000%, 02/15/2047	650	596
FHLMC REMIC, Ser 2017-4656, Cl KB
3.000%, 02/15/2047	275	251
FNMA
8.000%, 07/01/2025 to 09/01/2028	25	26
7.000%, 08/01/2029 to 09/01/2032	52	54
6.500%, 09/01/2032	53	58
4.180%, 11/01/2028	1,629	1,714
3.660%, 07/01/2030	125	125
3.590%, 09/01/2030	210	209
3.460%, 09/01/2037	425	405
3.260%, 01/01/2027 to 06/01/2027	379	373
3.230%, 02/01/2027	147	144
2.970%, 06/01/2027	196	190
2.960%, 01/01/2028	190	181
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	253	23
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	$8	$8
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	151	15
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	150	13
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	321	62
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.398%, 04/25/2055 (A)	374	18
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	178	16
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	127	30
FNMA REMIC, Ser 2016-91, Cl PL
2.500%, 12/25/2046	325	278
FNMA REMIC, Ser 2017-42, Cl HL
3.000%, 06/25/2047	875	800
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	684	684
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	267	258
GNMA
10.000%, 10/15/2018 to 09/15/2019	–	–
9.500%, 09/15/2020 to 10/15/2020	4	4
9.000%, 10/15/2019 to 05/15/2022	20	21
8.000%, 01/15/2022 to 03/15/2032	156	167
7.750%, 10/15/2026	21	22
7.500%, 02/15/2027 to 10/15/2035	148	165
7.250%, 01/15/2028	33	35
7.000%, 04/15/2019 to 11/15/2033	1,381	1,542
6.750%, 11/15/2027	8	9
6.500%, 10/15/2023 to 10/15/2038	427	483
6.000%, 12/15/2027 to 12/15/2040	996	1,082
5.500%, 08/01/2023 to 02/15/2041	1,082	1,189
5.000%, 06/15/2033 to 01/20/2045	2,714	2,902
4.500%, 08/15/2033 to 02/20/2048	4,333	4,550
4.000%, 01/15/2041 (B)	846	870
4.000%, 03/20/2040 to 03/20/2048	10,172	10,123
3.875%, 05/15/2042	1,108	1,133
3.500%, 03/20/2041 to 09/20/2047	13,382	13,408
3.000%, 10/15/2042 to 05/20/2046	6,174	6,042
2.500%, 07/20/2045 to 12/20/2046	2,001	1,890
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	214	236
GNMA TBA
4.500%, 08/15/2039	650	675
3.500%, 08/15/2041	886	896
3.000%, 08/15/2042	1,231	1,200
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	445	107

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2018

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	$373	$93
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	201	199
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	192	166
GNMA, Ser 2012-126, IO
3.500%, 10/20/2042	574	102
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	737	678
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	158	18
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	329	30
GNMA, Ser 2012-84, Cl QN
2.500%, 07/16/2042	575	490
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	614	590
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	264	248
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	95	16
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	118	26
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	190	183
GNMA, Ser 2014-115, Cl KZ
3.000%, 08/20/2044	197	182
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	14	14
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	929	90
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	326	30
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,373	138
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	713	109
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	737	162
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	745	131
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	784	81
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	241	30
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	224	53
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	61	58
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	550	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-123, Cl LM
3.000%, 09/20/2046	$375	$348
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	197	17
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	825	794
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	594	135
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	723	677
GNMA, Ser 2016-19, Cl AC
3.000%, 02/20/2046	152	140
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	391	53
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	302	70
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	876	89
GNMA, Ser 2017-176, Cl CM
2.500%, 11/20/2047	141	112
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	101	84
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	111	28
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	380	85
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	207	178
GNMA, Ser 2017-99, IO
4.000%, 07/20/2047	566	106
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	557	546

Total Mortgage-Backed Securities (Cost $64,496) ($ Thousands)		63,635

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/2026	582	573

Total U.S. Treasury Obligation (Cost $576) ($ Thousands)		573

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.7%
Deutsche Bank 1.920%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $1,100,059 (collateralized by GNMA obligations, par value $1,681,384, 3.000%, 12/20/2045; with total market value $1,122,000)(C)	$1,100	$1,100

Total Repurchase Agreement (Cost $1,100) ($ Thousands)		1,100

Total Investments in Securities — 100.3% (Cost $66,172) ($ Thousands)		$65,308

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. 10-Year Treasury Notes	(1)	Sep-2018	$(119)	$(119)	$–
U.S. 2-Year Treasury Notes	(1)	Sep-2018	(212)	(212)	–
U.S. 5-Year Treasury Notes	20	Sep-2018	2,262	2,262	–
Ultra 10-Year U.S. Treasury Notes	(12)	Sep-2018	(1,519)	(1,525)	(6)

			$412	$406	$(6)

For the period ended July 31, 2018, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $65,131 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only - face amount represents notional amount

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$63,635	$–	$63,635
U.S. Treasury Obligation	–	573	–	573
Repurchase Agreement	–	1,100	–	1,100

Total Investments in Securities	$–	$65,308	$–	$65,308

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(6)	$–	$–	$(6)

Total Other Financial Instruments	$(6)	$–	$–	$(6)

*	Futures Contracts are valued at the net unrealized depreciation on the instruments.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	35

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

July 31, 2018

	Government Fund	Government II Fund
Assets:
Investments, at value†	$ 4,817,594	$ 1,903,370
Repurchase agreements†	2,684,000	–
Cash	67,036	1,950
Interest receivable	2,790	601
Receivable for investment securities sold	–	–
Receivable for fund shares sold	–	–
Receivable for administration fees	–	–
Receivable for variation margin	–	–
Prepaid expenses	184	43
Total Assets	7,571,604	1,905,964
Liabilities:
Payable for investment securities purchased	338,917	114,856
Income distribution payable	4,862	1,719
Administration fees payable	678	222
Investment advisory fees payable	437	54
Chief Compliance Officer fees payable	12	3
Distribution fees payable	1	–
Shareholder servicing fees payable	–	–
Cash overdraft	–	–
Payable for fund shares redeemed	–	–
Payable for variation margin	–	–
Accrued expense payable	371	103
Total Liabilities	345,278	116,957
Net Assets	$7,226,326	$1,789,007
† Cost of investments and repurchase agreements	$7,501,594	$1,903,370
Net Assets:
Paid-in Capital – (unlimited authorization – no par value)	$7,226,365	$1,789,014
Undistributed (Distributions in excess of) net investment income	(10)	18
Accumulated net realized (loss) on investments	(29)	(25)
Net unrealized (depreciation) on investments	–	–
Net unrealized (depreciation) on futures contracts	–	–
Net Assets	$7,226,326	$1,789,007
Net Asset Value, Offering and Redemption Price Per Share – Class F	$1.00	$1.00
	($7,203,157,048 ÷ 7,203,291,729 shares)	($1,789,007,376 ÷ 1,789,113,581 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class CAA	$1.00	N/A
	($23,168,761 ÷ 23,162,817 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class Y	N/A	N/A

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$ 57,585	$ 628,623	$ 293,998		$ 702,634		$ 64,208
42,000	–	4,800		28,700		1,100
6,246	2,112	612		172		–
43	53	961		1,717		252
1,980	–	1,214		56,959		5,537
–	–	172		329		–
6	–	–		–		–
–	–	–		46		2
1	9	3		12		1
107,861	630,797	301,760		790,569		71,100

6,450	81,690	3,711		82,943		4,740
91	449	88		311		23
–	61	40		120		11
3	16	25		55		5
–	1	1		1		–
–	–	–		–		–
–	–	17		67		14
–	–	–		–		112
–	–	206		949		1,044
–	–	1		86		2
5	31	51		63		18
6,549	82,248	4,140		84,595		5,969
$101,312	$548,549	$297,620		$705,974		$65,131
$99,585	$628,623	$299,613		$742,952		$66,172

$101,312	$548,540	$316,364		$729,478		$68,869
1	17	(149)		(265)		(193)
(1)	(8)	(17,769)		(11,015)		(2,675)
–	–	(815)		(11,618)		(864)
–	–	(11)		(606)		(6)
$101,312	$548,549	$297,620		$705,974		$65,131
$1.00	$1.00	$9.31		$10.20		$10.09
($101,312,498 ÷ 101,377,377 shares)	($548,549,196 ÷ 548,686,998 shares)	($249,208,640 26,775,446 shares	÷ )	($658,051,906 64,507,252 shares	÷ )	($65,053,404 ÷ 6,448,783 shares)
N/A	N/A	N/A		N/A		N/A

N/A	N/A	$9.31		$10.20		$10.08
		($48,411,734 ÷ 5,198,811 shares)		($47,922,191 ÷ 4,698,467 shares)		($77,630 ÷ 7,700 shares)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	37

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended July 31, 2018

	Government Fund	Government II Fund
Investment Income:
Interest income	$58,449	$15,854
Total investment income	58,449	15,854
Expenses:
Administration fees	4,115	1,385
Shareholder servicing fees – Class F Shares	8,859	2,350
Shareholder servicing fees – Class CAA Shares	35	–
Investment advisory fees	2,490	657
Trustees’ fees	60	16
Chief Compliance Officer fees	18	5
Custodian/Wire agent fees	110	29
Registration fees	75	23
Pricing fees	8	2
Printing fees	–	–
Proxy fees	–	–
Other expenses	499	132
Total expenses	16,269	4,599
Less, waiver of:
Investment advisory fees	–	(329)
Administration fees	(260)	(40)
Shareholder servicing fees – Class F Shares	(8,893)	(2,350)
Net expenses	7,116	1,880
Net Investment Income	51,333	13,974
Net Realized and Unrealized Gain (Loss) on/from:
Investments	10	(25)
Futures contracts	–	–
Options contracts	–	–
Net change in unrealized appreciation(depreciation) on/from:
Investments	–	–
Futures contracts	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,343	$13,949

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$ 957	$4,785	$3,479	$7,958	$1,050
957	4,785	3,479	7,958	1,050

88	429	300	711	67
146	715	315	827	88
–	–	–	–	–
41	200	150	323	32
1	5	2	6	1
–	2	1	2	–
–	10	5	12	1
2	7	4	11	1
–	1	27	65	–
–	–	6	–	7
–	–	–	–	–
11	44	17	53	11
289	1,413	827	2,010	208

(21)	(100)	–	–	–
(4)	(25)	(58)	–	–
(146)	(715)	(214)	(325)	–
118	573	555	1,685	208
839	4,212	2,924	6,273	842

–	(3)	(53)	(735)	(267)
–	–	13	2,090	–
–	–	–	(74)	(9)

–	–	(357)	(3,448)	(648)
–	–	(16)	(1,887)	27
$ 839	$4,209	$2,511	$2,219	$(55)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	39

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2018 (Unaudited) and the year ended January 31,

	Government Fund
	2/1/18 - 7/31/18	2018
Operations:
Net investment Income	$51,333	$56,842
Net realized gain (loss) on investments	10	(11)
Net increase in net assets resulting from operations	51,343	56,831
Dividends and Distributions to Shareholders:
Net investment income
Class F	(51,137)	(56,292)
Class CAA	(195)	(334)
Total dividends and distributions	(51,332)	(56,626)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	25,655,189	47,958,619
Reinvestment of dividends & distributions	24,157	23,892
Cost of shares redeemed	(25,753,965)	(48,580,625)
Net increase (decrease) from Class F Transactions	(74,619)	(598,114)
Class CAA:
Proceeds from shares issued	30,704	89,182
Reinvestment of dividends & distributions	195	332
Cost of shares redeemed	(39,256)	(84,880)
Net increase (decrease) from Class CAA Transactions	(8,357)	4,634
Net increase (decrease) in net assets from capital shares transactions	(82,976)	(593,480)
Net increase (decrease) in net assets	(82,965)	(593,275)
Net Assets:
Beginning of period	7,309,291	7,902,566
End of period	$7,226,326	$7,309,291
Undistributed (distributions in excess of) Net Investment Income	$(10)	$(11)

Amounts designated as “–” are $0 or have been rounded to $0.

N/A – Not applicable.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Government II Fund		Treasury Fund		Treasury II Fund
2/1/18 - 7/31/18	2018	2/1/18 - 7/31/18	2018	2/1/18 - 7/31/18	2018

$ 13,974	$15,370	$839	$780	$4,212	$4,141
(25)	18	–	–	(3)	2
13,949	15,388	839	780	4,209	4,143

(13,974)	(15,370)	(839)	(780)	(4,213)	(4,142)
N/A	N/A	N/A	N/A	N/A	N/A
(13,974)	(15,370)	(839)	(780)	(4,213)	(4,142)

2,881,808	6,118,667	300,717	592,584	823,399	1,953,133
4,477	4,599	367	490	1,655	1,631
(3,275,014)	(5,996,921)	(313,892)	(584,003)	(830,213)	(1,924,359)
(388,729)	126,345	(12,808)	9,071	(5,159)	30,405

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(388,729)	126,345	(12,808)	9,071	(5,159)	30,405
(388,754)	126,363	(12,808)	9,071	(5,163)	30,406

2,177,761	2,051,398	114,120	105,049	553,712	523,306
$1,789,007	$2,177,761	$101,312	$114,120	$548,549	$553,712
$18	$18	$1	$1	$17	$18

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	41

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2018 (Unaudited) and the year ended January 31,

	Ultra Short Duration Bond Fund
	2/1/18 - 7/31/18	2018
Operations:
Net investment income	$2,924	$4,297
Net realized gain (loss) on investments, futures contracts, and options contracts	(40)	700
Net change in unrealized (depreciation) on investments and futures contracts	(373)	(50)
Net increase (decrease) in net assets resulting from operations	2,511	4,947
Dividends and Distributions to Shareholders:
Net investment income
Class F	(2,574)	(3,860)
Class Y	(506)	(710)
Net realized gains
Total dividends and distributions	(3,080)	(4,570)
Capital share transactions:
Class F:
Proceeds from shares issued	37,978	116,899
Reinvestment of dividends & distributions	2,077	3,032
Cost of shares redeemed	(52,388)	(123,233)
Net increase (decrease) from Class F transactions	(12,333)	(3,302)
Class Y:
Proceeds from shares issued	2,925	6,871
Reinvestment of dividends & distributions	499	700
Cost of shares redeemed	(3,061)	(4,532)
Net increase (decrease) from Class Y transactions	363	3,039
Net Decrease in net assets from capital share transactions	(11,970)	(263)
Net increase (decrease) in net assets	(12,539)	114
Net Assets:
Beginning of period	310,159	310,045
End of period	$297,620	$310,159
Undistributed (Distributions in Excess of) net investment income	$(149)	$7
Capital Share Transactions:
Class F
Shares issued	4,077	12,514
Reinvestment of distributions	223	325
Shares redeemed	(5,625)	(13,193)
Net decrease in shares outstanding from Class F Share transactions	(1,325)	(354)
Class Y
Shares issued	314	736
Reinvestment of distributions	54	75
Shares redeemed	(329)	(485)
Net increase (decrease) in shares outstanding from Class Y Share transactions	39	326
Total decrease in shares outstanding from share transactions	(1,286)	(28)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Short-Duration Government Fund		GNMA Fund
2/1/18 - 7/31/18	2018	2/1/18 - 7/31/18	2018

$6,273	$11,435	$842	$2,271
1,281	(3,015)	(276)	(326)
(5,335)	(6,909)	(621)	(1,098)
2,219	1,511	(55)	847

(6,622)	(12,542)	(1,021)	(2,735)
(526)	(892)	(1)	(2)

(7,148)	(13,434)	(1,022)	(2,737)

87,733	247,453	6,597	14,363
4,931	9,210	878	2,127
(126,773)	(345,293)	(16,928)	(55,073)
(34,109)	(88,630)	(9,453)	(38,583)

3,932	13,751	2	82
520	882	1	1
(7,686)	(11,181)	–	(56)
(3,234)	3,452	3	27
(37,343)	(85,178)	(9,450)	(38,556)
(42,272)	(97,101)	(10,527)	(40,446)

748,246	845,347	75,658	116,104
$705,974	$748,246	$65,131	$75,658
$(265)	$610	$(193)	$(13)

8,571	23,831	652	1,372
482	887	86	204
(12,381)	(33,267)	(1,670)	(5,279)
(3,328)	(8,549)	(932)	(3,703)

384	1,325	1	8
51	85	–	–
(751)	(1,077)	–	(5)
(316)	333	1	3
(3,644)	(8,216)	(931)	(3,700)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	43

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2018 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class F
2018@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	0.72%	$7,203,157	0.20%	0.46%	1.44%
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.74	7,277,766	0.20	0.45	0.74
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.19	7,875,681	0.20	0.56	0.21
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.03	1,909,582	0.12	0.58	0.03
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.02	1,788,290	0.07	0.58	0.02
2014	1.00	–	–	–	–(2)	–(2)	1.00	0.02	1,523,561	0.09	0.58	0.02
Class CAA
2018@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	0.72%	$23,169	0.20%	0.46%	1.44%
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.74	31,525	0.20	0.45	0.74
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.19	26,885	0.20	0.56	0.18
2016(3)	1.00	–	–	–	–(2)	–(2)	1.00	0.01	36,003	0.18	0.58	0.06
Government II Fund
Class F
2018@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	0.74%	$1,789,007	0.20%	0.49%	1.49%
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.76	2,177,761	0.20	0.49	0.76
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.19	2,051,398	0.20	0.53	0.19
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.02	1,228,378	0.11	0.53	0.02
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.01	1,152,698	0.08	0.53	0.01
2014	1.00	–	–	–	–(2)	–(2)	1.00	0.01	1,246,262	0.09	0.53	0.01
Treasury Fund
Class F
2018@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	0.72%	$101,312	0.20%	0.49%	1.43%
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.75	114,120	0.20	0.52	0.74
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.18	105,049	0.21	0.63	0.14
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.02	285,714	0.10	0.59	0.03
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.01	124,646	0.05	0.58	0.01
2014	1.00	–	–	–	–(2)	–(2)	1.00	0.01	46,315	0.08	0.58	0.01
Treasury II Fund
Class F
2018@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	0.73%	$548,549	0.20%	0.49%	1.47%
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.74	553,712	0.20	0.50	0.75
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.15	523,306	0.20	0.58	0.14
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.01	694,987	0.08	0.58	0.02
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.01	491,209	0.04	0.58	0.01
2014	1.00	–	–	–	–(2)	–(2)	1.00	0.01	440,422	0.06	0.58	0.01

*	Per share calculations were performed using average shares.

@	For the six month period ended July 31, 2018. All ratios for the period have been annualized.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.

(2)	Amount represents less than $0.01 per share.

(3)	Commenced operations on November 20, 2015. All ratios for the period have been annualized.

Amounts designated as “–’’ are zero or have been rounded to zero

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2018@	$9.32	$0.09	$(0.01)	$0.08	$(0.09)	$–	$(0.09)	$9.31	0.91%	$249,208	0.38%	0.59%	1.94%	39%
2018	9.31	0.13	0.02	0.15	(0.14)	–	(0.14)	9.32	1.58	262,023	0.38	0.59	1.38	59
2017	9.29	0.09	0.03	0.12	(0.10)	–	(0.10)	9.31	1.33	264,997	0.38	0.68	0.99	89
2016	9.33	0.07	(0.03)	0.04	(0.08)	–	(0.08)	9.29	0.45	197,737	0.38	0.69	0.71	115
2015	9.35	0.06	–	0.06	(0.08)	–	(0.08)	9.33	0.60	255,614	0.38	0.72	0.61	106
2014	9.37	0.06	–	0.06	(0.08)	–	(0.08)	9.35	0.64	271,221	0.38	0.73	0.63	131
Class Y
2018@	$9.33	$0.09	$(0.01)	$0.08	$(0.10)	$–	$(0.10)	$9.31	0.84%	$48,412	0.30%	0.34%	2.02%	39%
2018	9.32	0.14	0.01	0.15	(0.14)	–	(0.14)	9.33	1.67	48,136	0.30	0.34	1.46	59
2017	9.29	0.10	0.04	0.14	(0.11)	–	(0.11)	9.32	1.52	45,048	0.30	0.43	1.06	89
2016(1)	9.31	0.02	–	0.02	(0.04)	–	(0.04)	9.29	0.19	37,050	0.30	0.44	0.60	115
Short-Duration Government Fund
Class F
2018@	$10.27	$0.09	$(0.06)	$0.03	$(0.10)	$–	$(0.10)	$10.20	0.31%	$658,052	0.48%	0.58%	1.76%	13%
2018	10.43	0.15	(0.14)	0.01	(0.17)	–	(0.17)	10.27	0.13	696,751	0.48	0.59	1.42	169
2017	10.49	0.10	(0.04)	0.06	(0.12)	–	(0.12)	10.43	0.54	796,540	0.48	0.67	0.91	539
2016	10.55	0.07	(0.05)	0.02	(0.08)	–	(0.08)	10.49	0.22	799,269	0.48	0.69	0.64	245
2015	10.52	0.09	0.04	0.13	(0.10)	–	(0.10)	10.55	1.20	661,101	0.48	0.73	0.85	151
2014	10.62	0.06	(0.06)	0.00	(0.10)	–	(0.10)	10.52	(0.01)	761,739	0.48	0.73	0.56	565
Class Y
2018@	$10.27	$0.10	$(0.06)	$0.04	$(0.11)	$–	$(0.11)	$10.20	0.38%	$47,922	0.33%	0.33%	1.91%	13%
2018	10.43	0.16	(0.13)	0.03	(0.19)	–	(0.19)	10.27	0.27	51,495	0.34	0.34	1.56	169
2017	10.49	0.11	(0.04)	0.07	(0.13)	–	(0.13)	10.43	0.64	48,808	0.38	0.43	1.02	539
2016	10.55	0.08	(0.05)	0.03	(0.09)	–	(0.09)	10.49	0.32	50,825	0.38	0.44	0.74	245
2015(2)	10.50	0.01	0.05	0.06	(0.01)	–	(0.01)	10.55	0.54	55,017	0.38	0.46	0.97	151
GNMA Fund
Class F
2018@	$10.24	$0.12	$(0.12)	$0.00	$(0.15)	$–	$(0.15)	$10.09	(0.03)%	$65,053	0.59%	0.59%	2.40%	70%
2018	10.47	0.24	(0.18)	0.06	(0.29)	–	(0.29)	10.24	0.58	75,582	0.60	0.60	2.32	204
2017	10.82	0.16	(0.16)	0.00	(0.21)	(0.14)	(0.35)	10.47	0.04	116,057	0.63	0.67	1.48	718
2016	10.93	0.15	0.02	0.17	(0.19)	(0.09)	(0.28)	10.82	1.65	122,040	0.63	0.69	1.36	718
2015	10.50	0.11	0.49	0.60	(0.17)	–	(0.17)	10.93	5.79	117,904	0.63	0.69	1.07	758
2014	10.70	0.07	(0.09)	(0.02)	(0.18)	–	(0.18)	10.50	(0.14)	158,672	0.63	0.69	0.68	758
Class Y
2018@	$10.23	$0.13	$(0.12)	$0.01	$(0.16)	$–	$(0.16)	$10.08	0.09%	$78	0.34%	0.34%	2.65%	70%
2018	10.46	0.27	(0.18)	0.09	(0.32)	–	(0.32)	10.23	0.82	76	0.36	0.36	2.56	204
2017	10.81	0.18	(0.15)	0.03	(0.24)	(0.14)	(0.38)	10.46	0.25	47	0.42	0.43	1.69	718
2016(3)	10.76	0.02	0.11	0.13	(0.06)	(0.02)	(0.08)	10.81	1.26	69	0.43	0.45	0.80	718

*	Per share calculations were performed using average shares.

@	For the six month period ended July 31, 2018. All ratios for the period have been annualized.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on August 25, 2015. All ratios for the period have been annualized.

(2)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as ‘‘–’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2018

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with seven operational Funds: the Government, Government II, Treasury and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class F shares of the Funds; and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2018, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2018, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income —

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2018, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the fiscal year ended January 31, 2018. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2018

Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2018, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2018

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2018.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2018

were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2018, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and ’’manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Money Market Funds’ Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for each money market Fund until May 31, 2019, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Money Market Fund’s total operating costs exceed the applicable thresholds and will not affect the Money Market Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Money Market Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Money Market Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fixed Income Funds’ business) at a specified level.

The waivers by the Fixed Income Funds’ Adviser, Administrator and/or Distributor are limited to the Fixed Income Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Fixed Income Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Class F	0.07%	0.25%	0.20%(3)
Class CAA	0.07%	0.25%	0.25%(2)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(4)	0.25%	0.38%(1)
Class Y	0.10%(4)	–%	0.30%(1)
Short-Duration Government Fund
Class F	0.09%(5)	0.25%	0.48%(1)
Class Y	0.09%(5)	–%	0.38%(1)
GNMA Fund
Class F	0.09%(5)	0.25%	0.63%(1)
Class Y	0.09%(5)	–%	0.43%(1)
(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2019, to be changed only by board approval.
(3)

Represents a contractual cap of .25% of Class F (formerly Class A), effective through May 31, 2019 , to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20 of Class F (formerly Class A) that may be discontinued at any time.

(4)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(5)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
SDIT Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Treasury Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
SDIT Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
SDIT Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
SDIT GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The Funds did not have any such waivers by class for the period ended July 31, 2018.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, Logan

Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2018

unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2018, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments,

for the period ended July 31, 2018, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$10,235	$51,792	$62,027
Sales	20,623	44,735	65,358
Short-Duration Government Fund
Purchases	112,517	–	112,517
Sales	60,492	25,628	86,120
GNMA Fund
Purchases	49,037	310	49,347
Sales	57,602	641	58,243

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Government Fund
	2018	$56,626	$–	$56,626
	2017	11,947	–	11,947
Government II Fund
	2018	15,370	–	15,370
	2017	3,105	–	3,105
Treasury Fund
	2018	780	–	780
	2017	281	–	281
Treasury II Fund
	2018	4,142	–	4,142
	2017	862	–	862

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)

Ultra Short Duration Bond Fund

	2018	4,570	–	4,570

	2017	2,957	–	2,957

Short-Duration Government Fund

	2018	13,434	–	13,434

	2017	9,845	–	9,845

GNMA Fund

	2018	2,737	–	2,737

	2017	3,710	365	4,075

As of January 31, 2018, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$6,867	$–	$(39)	$–	$–	$–	$(6,879)	$(51)
Government II Fund	2,147	–	–	–	–	–	(2,129)	18
Treasury Fund	98	–	–	–	–	–	(98)	–
Treasury II Fund	589	–	–	–	–	(3)	(573)	13
Ultra Short Duration Bond Fund	440	–	(17,724)	–	–	(458)	(437)	(18,179)
Short-Duration Government Fund	1,741	–	(10,734)	–	–	(8,449)	(1,133)	(18,575)
GNMA Fund	181	–	(2,430)	–	–	(225)	(191)	(2,665)

At January 31, 2018, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Ultra Short Duration Bond Fund	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2018, the Ultra Short Duration Government Fund utilized $343,056 of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Government Fund	$39	$–	$39
Ultra Short Duration Bond Fund	11,895	5,829	17,724
Short-Duration Government Fund	2,502	8,232	10,734
GMNA Fund	2,067	362	2,429

During the period ended July 31, 2018, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2018, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2018

tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2018, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Ultra Short Duration Bond Fund	$302,655	$456	$(1,287)	$(831)
Short-Duration Government Fund	855,535	1,403	(15,187)	(13,784)
GNMA Fund	66,592	780	(1,658)	(878)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2018, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset- backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Funds are subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The Funds are subject to the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

July 31, 2018

Prepayment Risk — The Funds (excluding the Treasury Fund and Treasury II Fund) are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds’ performance.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds (excluding the Government Fund and Treasury Fund) are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2018, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl Y	57.41%
Government II Fund	67.19%
Treasury Fund	86.53%
Treasury II Fund	67.77%
Ultra Short Duration Bond Fund, Cl F	92.56%
Ultra Short Duration Bond Fund, Cl Y	77.70%
Short-Duration Government Fund, Cl F	97.37%
Short-Duration Government Fund, Cl Y	10.46%
GNMA Fund, Cl F	79.42%

GNMA Fund, Cl Y	75.81%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of July 31, 2018.

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2018

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2018 to July 31, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	2/1/18	7/31/18	Ratios	Period *
Government Fund
Actual Fund Return
Class F	$1,000.00	$1,007.20	0.20%	$1.00
Class CAA	1,000.00	1,007.20	0.20	1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Class CAA	1,000.00	1,023.80	0.20	1.00
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,007.40	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	2/1/18	7/31/18	Ratios	Period *
Treasury Fund
Actual Fund Return
Class F	$1,000.00	$1,007.20	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,007.30	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	57

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

July 31, 2018

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,009.10	0.38%	$1.89
Class Y	1,000.00	1,008.40	0.30	1.49
Hypothetical 5% Return
Class F	$1,000.00	$1,022.91	0.38%	$1.91
Class Y	1,000.00	1,023.31	0.30	1.51
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$1,003.10	0.48%	$2.38
Class Y	1,000.00	1,003.80	0.33	1.64
Hypothetical 5% Return
Class F	$1,000.00	$1,022.41	0.48%	$2.41
Class Y	1,000.00	1,023.16	0.33	1.66

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Annualized Expense Ratios	Expenses Paid During Period *
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$999.70	0.59%	$2.93
Class Y	1,000.00	1,000.90	0.34	1.69
Hypothetical 5% Return
Class F	$1,000.00	$1,021.87	0.59%	$2.96
Class Y	1,000.00	1,023.11	0.34	1.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 27–28, 2018 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 27–28, 2018. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	59

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2018

took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2018	61

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT July 31, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan Cote

Hubert L. Harris, Jr.

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-037 (7/18)

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

Included in Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date:   October 5, 2018

By:	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date:   October 5, 2018